Loan Principal and Financing Service Fee Receivables (Tables)	12 Months Ended
Dec. 31, 2020
Receivables [Abstract]
Loan Principal and Financing Service Fee Receivables	Loan principal and financing service fee receivables consists of the following:

	As of December 31,
	2019	2020
	RMB	RMB	US$
Short-term loan principal and financing service fee receivables:
Loan principal and financing service fee receivables	9,423,515,633	4,789,696,238	734,053,063
Less: allowance for loan principal and financing service fee receivables	(1,528,818,175)	(849,234,936)	(130,150,948)

Short-term loan principal and financing service fee receivables, net	7,894,697,458	3,940,461,302	603,902,115

Long-term loan principal and financing service fee receivables:
Loan principal and financing service fee receivables	458,311	—	—
Less: allowance for loan principal and financing service fee receivables	(34,726)	—	—

Long-term loan principal and financing service fee receivables, net	423,585	—	—

Summary of Nonaccrual Loan Principal	The following table presents nonaccrual loan principal as of December 31, 2019 and 2020, respectively.

	As of December 31,
	2019	2020
	RMB	RMB	US$
Nonaccrual loan principal	629,975,114	254,885,248	39,062,873
Less: allowance for nonaccrual loan principal	(542,342,960)	(249,361,894)	(38,216,382)

Nonaccrual loan principal, net	87,632,154	5,523,354	846,491

Schedule of Aging of Past-Due Loan Principal and Financing Service Fee Receivables	The following table presents the aging of past-due loan principal and financing service fee receivables as of December 31, 2019:

	1-30 days	31-60 days	61-90 days	91-120 days	121-150 days	151-180 days	Total past due	Current	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Domestic consumer loans (uncollateralized)
-Loan principal	314,329,532	212,627,071	185,994,374	187,743,328	224,256,822	217,974,964	1,342,926,091	7,927,745,442	9,270,671,533
-Financing service fee receivables	6,233,044	8,117,518	10,668,868	—	—	—	25,019,430	128,282,981	153,302,411

	320,562,576	220,744,589	196,663,242	187,743,328	224,256,822	217,974,964	1,367,945,521	8,056,028,423	9,423,973,944

The following table presents the aging of
past-due
loan principal and financing service fee receivables as of December 31, 2020:

	1-30 days	31-60 days	61-90 days	91-120 days	121-150 days	151-180 days	Total past due	Current	Total	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	US$
Domestic consumer loans (uncollateralized)
-Loan principal	51,672,697	45,870,724	53,291,222	68,498,711	83,947,214	102,439,323	405,719,891	4,307,995,865	4,713,715,756	722,408,545
-Financing service fee receivables	1,108,845	1,551,330	2,556,916	—	—	—	5,217,091	70,763,391	75,980,482	11,644,518

	52,781,542	47,422,054	55,848,138	68,498,711	83,947,214	102,439,323	410,936,982	4,378,759,256	4,789,696,238	734,053,063

Summary of Movement of Allowance for Loan Principal and Financing Service Fee Receivables	Movement of allowance for loan principal and financing service fee receivables is as follows:

	As of December 31,
	2019			2020
	Loan principal	Financing service fee receivables	Total	Loan principal	Financing service fee receivables	Total
	RMB	RMB	RMB	RMB	RMB	RMB	US$
Balance at the beginning of the year	568,224,324	17,110,877	585,335,201	1,502,171,991	26,680,910	1,528,852,901	234,306,958
Adjustment due to the adoption of ASC 326	—	—	—	13,023,667	—	13,023,667	1,995,964
Additions/ (reverse)	2,149,665,886	9,570,033	2,159,235,919	1,448,967,890	(14,521,473)	1,434,446,417	219,838,531
Charge-offs	(1,215,718,219)	—	(1,215,718,219)	(2,127,088,049)	—	(2,127,088,049)	(325,990,505)

Balance at the end of the year	1,502,171,991	26,680,910	1,528,852,901	837,075,499	12,159,437	849,234,936	130,150,948

Evaluated for impairment on a portfolio basis	1,502,171,991	26,680,910	1,528,852,901	837,075,499	12,159,437	849,234,936	130,150,948